Insurance Contract Liabilities and Reinsurance Assets - Summary of Actuarial Methods and Assumptions (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Change in net insurance and investment contract liabilities	CAD 277	CAD 655
Net income attributed to participating policyholders	CAD 88